Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	PACE SELECT ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000930007
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2011
PACE Intermediate Fixed Income Investments (First Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFAX
PACE Intermediate Fixed Income Investments (First Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFBX
PACE Intermediate Fixed Income Investments (First Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIICX
PACE Intermediate Fixed Income Investments (First Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFYX
PACE Strategic Fixed Income Investments (Prospectus Summary) | PACE Strategic Fixed Income Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBNAX
PACE Strategic Fixed Income Investments (Prospectus Summary) | PACE Strategic Fixed Income Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBNBX
PACE Strategic Fixed Income Investments (Prospectus Summary) | PACE Strategic Fixed Income Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBNCX
PACE Strategic Fixed Income Investments (Prospectus Summary) | PACE Strategic Fixed Income Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSFYX
PACE High Yield Investments (Prospectus Summary) | PACE High Yield Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHIAX
PACE High Yield Investments (Prospectus Summary) | PACE High Yield Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHIBX
PACE High Yield Investments (Prospectus Summary) | PACE High Yield Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYCX
PACE High Yield Investments (Prospectus Summary) | PACE High Yield Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHDYX
PACE Alternative Strategies Investments (Prospectus Summary) | PACE Alternative Strategies Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASIX
PACE Alternative Strategies Investments (Prospectus Summary) | PACE Alternative Strategies Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASNX
PACE Alternative Strategies Investments (Prospectus Summary) | PACE Alternative Strategies Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASOX
PACE Alternative Strategies Investments (Prospectus Summary) | PACE Alternative Strategies Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASYX
PACE Intermediate Fixed Income Investments (Second Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCIFX